Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [Line Items]
Beginning balance	$ 822	$ 399	$ 427
Additional/(reversal of) provisions recognized	231	440	58
Used / forfeited during the year	(76)	(67)	(86)
Reclassification		50
Effect of foreign exchange differences	0	0	0
Ending balance	977	822	399
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	387	65	63
Additional/(reversal of) provisions recognized	34	323	2
Used / forfeited during the year	(5)	(1)	0
Reclassification		0
Effect of foreign exchange differences	0	0	0
Ending balance	416	387	65
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	238	235	213
Additional/(reversal of) provisions recognized	114	69	108
Used / forfeited during the year	(71)	(66)	(86)
Reclassification		0
Effect of foreign exchange differences	0	0	0
Ending balance	281	238	235
Onerous Contracts [Member]
Disclosure of other provisions [Line Items]
Beginning balance	194	95	147
Additional/(reversal of) provisions recognized	72	49	(52)
Used / forfeited during the year	0	0	0
Reclassification		50
Effect of foreign exchange differences	0	0	0
Ending balance	266	194	95
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	3	4	4
Additional/(reversal of) provisions recognized	11	(1)	0
Used / forfeited during the year	0	0	0
Reclassification		0
Effect of foreign exchange differences	0	0	0
Ending balance	$ 14	$ 3	$ 4